Intangible assets - Analysis (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of reconciliation of changes in intangible assets and goodwill
Balance at the beginning of the year	$ 1,903,152	$ 1,968,879
Acquisitions	921	2,133
Disposals	(36)
Amortization	(75,017)	(74,991)
Exchange variation gains (losses)	(3,630)	7,131
Transfers	(2,671)
Balance at the end of the year	1,822,719	1,903,152
Impairment loss recognised in profit or loss, intangible assets and goodwill	0
Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill
Balance at the beginning of the year	675,561	674,769
Exchange variation gains (losses)	(2,274)	792
Balance at the end of the year	673,287	675,561
Rights to use natural resources
Disclosure of reconciliation of changes in intangible assets and goodwill
Balance at the beginning of the year	1,203,710	1,274,236
Amortization	(74,024)	(74,013)
Exchange variation gains (losses)	(682)	3,487
Balance at the end of the year	$ 1,129,004	$ 1,203,710
Average annual amortization rates %	5.00%	5.00%
Software
Disclosure of reconciliation of changes in intangible assets and goodwill
Balance at the beginning of the year	$ 401	$ 129
Acquisitions	921
Disposals	(36)
Amortization	(576)	(73)
Exchange variation gains (losses)	(21)	(41)
Transfers	4,768	386
Balance at the end of the year	$ 5,457	$ 401
Average annual amortization rates %	20.00%	20.00%
Use of public assets
Disclosure of reconciliation of changes in intangible assets and goodwill
Balance at the beginning of the year	$ 7,422	$ 6,518
Amortization	(394)	(363)
Exchange variation gains (losses)	(96)	1,267
Balance at the end of the year	$ 6,932	$ 7,422
Average annual amortization rates %	3.00%	3.00%
Assets and projects under construction
Disclosure of reconciliation of changes in intangible assets and goodwill
Balance at the beginning of the year	$ 6,974	$ 5,238
Acquisitions		2,133
Exchange variation gains (losses)	(424)
Transfers	(6,546)	(397)
Balance at the end of the year	4	6,974
Other
Disclosure of reconciliation of changes in intangible assets and goodwill
Balance at the beginning of the year	9,084	7,989
Amortization	(23)	(542)
Exchange variation gains (losses)	(133)	1,626
Transfers	(893)	11
Balance at the end of the year	8,035	9,084
Cost/gross carrying amount
Disclosure of reconciliation of changes in intangible assets and goodwill
Balance at the beginning of the year	2,403,767	2,390,061
Balance at the end of the year	2,408,302	2,403,767
Cost/gross carrying amount | Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill
Balance at the beginning of the year	675,561	674,769
Balance at the end of the year	673,287	675,561
Cost/gross carrying amount | Rights to use natural resources
Disclosure of reconciliation of changes in intangible assets and goodwill
Balance at the beginning of the year	1,673,091	1,669,901
Balance at the end of the year	1,672,931	1,673,091
Cost/gross carrying amount | Software
Disclosure of reconciliation of changes in intangible assets and goodwill
Balance at the beginning of the year	1,507	469
Balance at the end of the year	21,823	1,507
Cost/gross carrying amount | Use of public assets
Disclosure of reconciliation of changes in intangible assets and goodwill
Balance at the beginning of the year	11,581	9,666
Balance at the end of the year	11,410	11,581
Cost/gross carrying amount | Assets and projects under construction
Disclosure of reconciliation of changes in intangible assets and goodwill
Balance at the beginning of the year	6,974	5,238
Balance at the end of the year	4	6,974
Cost/gross carrying amount | Other
Disclosure of reconciliation of changes in intangible assets and goodwill
Balance at the beginning of the year	35,053	30,018
Balance at the end of the year	28,847	35,053
Accumulated depreciation/amortization
Disclosure of reconciliation of changes in intangible assets and goodwill
Balance at the beginning of the year	(500,615)	(421,182)
Balance at the end of the year	(585,583)	(500,615)
Accumulated depreciation/amortization | Rights to use natural resources
Disclosure of reconciliation of changes in intangible assets and goodwill
Balance at the beginning of the year	(469,381)	(395,665)
Balance at the end of the year	(543,927)	(469,381)
Accumulated depreciation/amortization | Software
Disclosure of reconciliation of changes in intangible assets and goodwill
Balance at the beginning of the year	(1,106)	(340)
Balance at the end of the year	(16,366)	(1,106)
Accumulated depreciation/amortization | Use of public assets
Disclosure of reconciliation of changes in intangible assets and goodwill
Balance at the beginning of the year	(4,159)	(3,148)
Balance at the end of the year	(4,478)	(4,159)
Accumulated depreciation/amortization | Other
Disclosure of reconciliation of changes in intangible assets and goodwill
Balance at the beginning of the year	(25,969)	(22,029)
Balance at the end of the year	$ (20,812)	$ (25,969)